Discontinued Operations and Other Divestitures - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) facility	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 01, 2019 USD ($) plant
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated capital loss		$ 586.9
Deferred tax asset on capital loss		149.3
Assets of discontinued operations		131.1	$ 485.8
Gain upon divestiture on operating expense, net		$ (99.6)	(135.7)	$ (125.2)
Atlas Holdings, LLC | Service
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Renewal term (maximum)		12 months
Discontinued Operations | Snacks
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-lived assets Impairment losses	$ 66.5
Intangible asset impairment losses	3.3
Discontinued Operations | Snacks | Property, Plant and Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-lived assets Impairment losses	$ 63.2
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of discontinued operations		$ 131.1	485.8
Discontinued Operations, Disposed of by Sale | Snacks
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration					$ 90.0
Loss on sale of business		98.4
Number of operating plants | plant					3
Discontinued Operations, Disposed of by Sale | RTE Cereal
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-lived assets Impairment losses		$ 74.5
Held-for-sale | In-Store Bakery Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of facilities to be disposed of | facility		2
Number of facilities | facility		2
Long-lived assets Impairment losses		$ 41.1
Assets of discontinued operations		$ 2.7
Minimum | Atlas Holdings, LLC | Service
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Termination period		6 months
Maximum | Atlas Holdings, LLC | Service
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Termination period		12 months
Snacking & Beverages
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain upon divestiture on operating expense, net			$ 14.3	$ (86.0)